Goodwill - Carrying Value of Goodwill Allocated to Cash Generating Units (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure of information for cash-generating units [line items]
Goodwill	$ 135,186	$ 134,008
WNS global BPM [member]
Disclosure of information for cash-generating units [line items]
Goodwill	3,815	3,815
South Africa [member]
Disclosure of information for cash-generating units [line items]
Goodwill	5,581	4,963
Research & analytics [member]
Disclosure of information for cash-generating units [line items]
Goodwill	48,901	49,146
Technology services [member]
Disclosure of information for cash-generating units [line items]
Goodwill	3,632	3,238
WNS Auto Claims BPM [member]
Disclosure of information for cash-generating units [line items]
Goodwill	4,633	4,130
Finance and accounting [member]
Disclosure of information for cash-generating units [line items]
Goodwill	29,542	29,874
Healthcare [member]
Disclosure of information for cash-generating units [line items]
Goodwill	$ 39,082	$ 38,842